Expense Example - NVIT Neuberger Berman Multi Cap Opportunities Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years
USD ($)	87	271	471	1,049	97	303	525	1,166